Subsequent Events	12 Months Ended
Dec. 31, 2025
EBP PMI DPSP
EBP, Subsequent Event [Line Items]
Subsequent Events	Subsequent Events:Effective January 1, 2026, the Plan merged with the Employee Retirement Saving Plan sponsored by Swedish Match North America LLC. In connection with the merger, plan assets totaling $138 million were transferred into the Plan. Additionally, effective the same date, the Plan administration was transferred from Fidelity Management Trust Company to Empower Retirement LLC.